Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Trading Gain (Loss) from Futures and Forwards Trading
Net realized gain	$ 494,161	$ 2,700,595	$ 1,328,808	$ 5,846,296
Net change in unrealized gain (loss)	(1,676,931)	(1,999,783)	(1,928,084)	3,346,717
Brokerage commissions and trading expenses	(51,642)	(28,206)	(165,431)	(87,084)
Net gain (loss) from futures and forwards trading	(1,234,412)	672,606	(764,707)	9,105,929
Income
Interest income	172,510	40,973	519,067	116,528
Net realized and change in unrealized gain (loss) on securities and certificates of deposit	142,933		(657,515)	3,156
Total income (loss)	315,443	40,973	(138,448)	119,684
Expenses
Trading Advisor management fees	234,063	344,800	1,071,424	1,011,377
Trading Advisor incentive fees	73,650		1,165,512	618,276
Cash Manager fees	10,929		43,765
General Partner fee	246,342	156,349	846,396	458,261
Selling Agent fees - General Partner	122,100	90,209	423,469	255,150
Broker dealer custodial fee - General Partner	18,211	18,684	75,682	62,961
Broker dealer servicing fee - General Partner	11,712	9,071	41,818	25,455
Administrative expenses - General Partner	214,128	242,277	848,371	554,397
Offering expenses - General Partner	125,973	123,382	782,473	403,926
Total expenses	1,057,108	984,772	5,298,910	3,389,803
Administrative and offering expenses waived	(59,066)	(122,574)	(576,765)	(245,534)
Net total expenses	998,042	862,198	4,722,145	3,144,269
Net investment loss	(682,599)	(821,225)	(4,860,593)	(3,024,585)
Net Income (Loss)	(1,917,011)	(148,619)	(5,625,300)	6,081,344
Series A
Expenses
Net Income (Loss)	(789,099)	(95,990)	(2,243,265)	1,679,404
(Decrease) increase in net asset value per Unit	$ (2.80)	$ (0.62)	$ (9.31)	$ 10.95
Net (loss) income per Unit (based on weighted average number of units outstanding during the period)	(2.87)	(0.53)	(10.21)	12.11
Weighted average number of Units outstanding	274,838.4750	180,387.6282	219,638.5625	138,675.7151
Series B
Expenses
Net Income (Loss)	(380,567)	(32,085)	(1,222,177)	1,642,755
(Decrease) increase in net asset value per Unit	$ (2.73)	$ (0.26)	$ (8.62)	$ 13.44
Net (loss) income per Unit (based on weighted average number of units outstanding during the period)	(2.73)	(0.25)	(9.00)	14.17
Weighted average number of Units outstanding	139,234.3267	130,245.4509	135,842.8268	115,932.0983
Series I
Expenses
Net Income (Loss)	(730,838)	(22,781)	(2,126,756)	2,683,503
(Decrease) increase in net asset value per Unit	$ (3.01)	$ (0.12)	$ (9.28)	$ 16.12
Net (loss) income per Unit (based on weighted average number of units outstanding during the period)	(3.05)	(0.11)	(9.89)	17.99
Weighted average number of Units outstanding	239,600.5666	199,939.9324	215,115.4886	149,182.1541
General Partner
Expenses
Net Income (Loss)	$ (16,507)	$ 2,237	$ (33,102)	$ 75,682
(Decrease) increase in net asset value per Unit	$ (2.55)	$ 0.46	$ (7.08)	$ 18.65
Net (loss) income per Unit (based on weighted average number of units outstanding during the period)	(2.55)	0.46	(6.30)	18.31
Weighted average number of Units outstanding	6,484.1437	4,806.7772	5,256.2726	4,133.9088